CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net (loss) income	$ (58,600)	$ (14,884)	$ 56,167
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	49,538	49,866	46,986
Amortization of intangible assets	54,590	55,780	57,098
Amortization of debt discount, premium and deferred financing costs	13,225	14,910	7,437
Other amortization	405	437	496
Deferred income taxes	(10,717)	(1,010)	(13,122)
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Gain) loss on disposal of fixed assets	(1,629)	(910)	269
Stock-based compensation	638	482	198
Loss on asset impairments	65,842	36,501	198
Other	813	5,671	(700)
Changes in assets and liabilities:
Accounts receivable	6,864	988	2,967
Inventories	(1,941)	(6,365)	1,813
Salespersons overdrafts	5,951	531	(2,063)
Prepaid expenses and other current assets	(91)	4,077	(812)
Accounts payable and accrued expenses	2,150	2,674	(12,891)
Customer deposits	(2,018)	(6,152)	(1,000)
Commissions payable	(9,037)	(593)	(59)
Income taxes payable	18,612	(2,234)	27,530
Interest payable	220	(3,620)	27,456
Other operating activities, net	(22,127)	(13,620)	(2,926)
Net cash provided by operating activities	111,741	122,529	204,735
Purchases of property, plant and equipment	(52,132)	(55,525)	(50,223)
Proceeds from sale of property and equipment	4,727	6,734	751
Acquisition of businesses, net of cash acquired		(4,681)	(9,896)
Additions to intangibles	(3,248)	(212)	(1,039)
Other investing activities, net	1		9
Net cash used in investing activities	(50,652)	(53,684)	(60,398)
Short-term borrowings	107,000	83,000	329,400
Short-term repayments	(107,000)	(83,000)	(329,400)
Repayment of long-term debt and capital lease obligations	(38,700)	(76,297)	(824,198)
Proceeds from issuance of long-term debt and capital leases	2,094	349	1,983,234
Distribution to stockholder			(1,303,731)
Debt financing costs and related expenses		(16,579)	(52,262)
Net cash used in financing activities	(36,606)	(92,527)	(196,957)
Effect of exchange rate changes on cash and cash equivalents	(301)	(501)	(276)
Increase (decrease) in cash and cash equivalents	24,182	(24,183)	(52,896)
Cash and cash equivalents, beginning of period	36,014	60,197	113,093
Cash and cash equivalents, end of period	60,196	36,014	60,197
Supplemental information:
Interest paid	145,528	152,302	56,418
Income taxes paid, net of refunds	$ 5,105	$ 5,886	$ 9,868